GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) tanker chemical_tanker	Dec. 31, 2022 USD ($) vessel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge	$ 0	$ 7,389,000	$ 0
Front Force and Front Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Termination fee on termination of charters			4,500,000
Chemical Tankers | Vessels, Rigs And Equipment
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge		7,400,000
Green Ace
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales proceeds from sale of vessels	10,800,000
Gain on sale of vessels and rig	5,400,000
MSC Margarita and MSC Vidhi
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales proceeds from sale of vessels	$ 12,000,000
Number of container vessels sold | vessel	2
Gain on sale of vessels and rig	$ (17,000)
Landbridge Wisdom
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales proceeds from sale of vessels		52,000,000
Gain (loss) on sale of vessels		2,200,000
Glorycrown and Everbright
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales proceeds from sale of vessels		$ 84,900,000
Number of suezmax tankers sold | tanker		2
Gain on sale of vessels and rig		$ 16,400,000
SFL Weser and SFL Elbe
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales proceeds from sale of vessels		19,400,000
Gain on sale of vessels and rig		$ 30,000.0
Number of chemical tankers sold | chemical_tanker		2
Front Force and Front Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales proceeds from sale of vessels			65,400,000
Gain on sale of vessels and rig			$ 1,500,000
Number of VLCCs sold | vessel			2
MSC Alice 1700 twenty-foot equivalent unit ("TEU") container vessel
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales proceeds from sale of vessels			$ 13,500,000
Gain (loss) on sale of vessels			$ 11,700,000